Note 4 - Other Investments (Details) - Securities Classified as Available-for-Sale that have been in a Continuous Unrealized Loss Position in Yen - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Securities Classified as Available-for-Sale that have been in a Continuous Unrealized Loss Position in Yen [Abstract]
Available-for-sale—Fair Value Less than 12 Months	¥ 946,712	¥ 56,524
Available-for-sale—Unrealized Losses Less than 12 Months	95,116	5,251
Available-for-sale—Fair Value	946,712	56,524
Available-for-sale—Unrealized Losses	¥ 95,116	¥ 5,251